BORROWINGS - Schedule of Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
BORROWINGS [Abstract]
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank	$ 141,750	$ 137,383
BNP Paribas S.A. and DVB Bank SE	71,302	58,361
DVB Bank SE and ABN AMRO Bank N.V.	41,241	42,034
Cyprus Popular Bank Public Co Ltd	0	32,400
Eurobank Ergasias S.A. $52.2 million	47,845	49,209
Eurobank Ergasias S.A. $52.0 million	44,670	45,894
ABN AMRO Bank N.V.	44,317	47,298
Norddeutsche Landesbank Girozentrale	24,971	24,971
DVB Bank SE and Emporiki Bank of Greece S.A.	49,943	49,943
DVB Bank SE	43,704	0
Ship Mortgage Notes	505,000	505,000
Total borrowings	1,014,743	992,493
Less: current portion	(28,010)	(19,724)
Add: bond premium	1,413	1,593
Total long-term borrowings	$ 988,146	$ 974,362